Interest expense (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Interest Expense
Interest expense consists of the following:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Gross interest expense	US$	1,262.9	Rs.	92,333.4	Rs.	86,899.6	Rs.	72,714.5
Less: Interest capitalized *		(157.2)		(11,492.9)		(14,346.5)		(15,128.5)

Total	US$	1,105.7	Rs.	80,840.5	Rs.	72,553.1	Rs.	57,586.0

*	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).